Employee Benefit Plan, Schedule, Reportable Transaction (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Lehman Brothers Holdings, Inc. Loan Issued 12/21/2007
Schedule of Loans or Fixed Income Obligations in Default or Classified as Uncollectible
EBP, Loan or Fixed Income Obligation Interest Rate	6.75%
EBP, Loans or Fixed Income Obligations, Original Issued Amount	$ 9,850,000
EBP, Loan or Fixed Income Obligation, Current Balance	15,831,220
EBP, Loans or Fixed Income Obligations, Amount of Loan Principal Overdue	9,850,000
EBP, Loans or Fixed Income Obligations, Amount of Interest Overdue	$ 5,981,220
Lehman Brothers Holdings, Inc. Issued 5/17/2007
Schedule of Loans or Fixed Income Obligations in Default or Classified as Uncollectible
EBP, Loan or Fixed Income Obligation Interest Rate	5.86%
EBP, Loans or Fixed Income Obligations, Original Issued Amount	$ 1,730,000
EBP, Loan or Fixed Income Obligation, Current Balance	3,070,010
EBP, Loans or Fixed Income Obligations, Amount of Loan Principal Overdue	0
EBP, Loans or Fixed Income Obligations, Amount of Interest Overdue	3,070,010
Sigma Finance Corp, Issued 6/4/2007
Schedule of Loans or Fixed Income Obligations in Default or Classified as Uncollectible
EBP, Loans or Fixed Income Obligations, Original Issued Amount	10,000,000
EBP, Loan or Fixed Income Obligation, Current Balance	9,439,900
EBP, Loans or Fixed Income Obligations, Amount of Loan Principal Overdue	9,384,053
EBP, Loans or Fixed Income Obligations, Amount of Interest Overdue	$ 55,847